Document and Entity Information	Jun. 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2023
Entity Registrant Name	HALLMARK FINANCIAL SERVICES, INC.
Entity Central Index Key	0000819913
Entity Incorporation, State or Country Code	NV
Entity File Number	001-11252
Entity Tax Identification Number	87-0447375
Entity Address, Address Line One	5420 Lyndon B. Johnson Freeway
Entity Address, Adress Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	817-348-1600
Local Phone Number	7
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $1.00 par value
Trading Symbol	HALL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false